Related party (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Payments of lease liabilities, classified as financing activities	$ 4,222	$ 3,229	$ 2,156
Depreciation Of Right-Of Use-Assets	4,297	3,254	3,019
Interest expense on lease liabilities	1,763	1,382	1,243
Santiago
Disclosure of transactions between related parties [line items]
Payments of lease liabilities, classified as financing activities	526	844	538
Depreciation Of Right-Of Use-Assets	533	785	551
Interest expense on lease liabilities	53	94	79
Gestão e Transformação Infraestrutura [Member]
Disclosure of transactions between related parties [line items]
Payments of lease liabilities, classified as financing activities	431	249	0
Depreciation Of Right-Of Use-Assets	292	0	0
Interest expense on lease liabilities	152	122	0
Fondo Inmobiliario Colombia [Member]
Disclosure of transactions between related parties [line items]
Payments of lease liabilities, classified as financing activities	160	102	0
Depreciation Of Right-Of Use-Assets	91	48	0
Interest expense on lease liabilities	$ 105	$ 94	$ 0